Recapitalization - Additional Information (Details) $ / shares in Units, $ in Thousands		3 Months Ended
	Jan. 20, 2021 USD ($) d $ / shares shares	Mar. 31, 2021 USD ($) d $ / shares	Mar. 31, 2020 USD ($)	Jan. 19, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jul. 22, 2019 $ / shares
Reverse ecapitalization Percentage Of Voting Interests Acquired	1
Reverse Recapitalization Transaction Costs | $	$ 16,200
Recapitalization exchange ratio	0.4530	0.4530
Proceeds From Issuance Of Common Stock Recapitalization | $	$ 197,700	$ 197,686	$ 0
Reverse recapitalization, contingent consideration, equity (in shares) | shares	16,000,000
Reverse recapitalization, contingent consideration, equity, earnout period, stock price trigger one (in dollars per share)	$ 15.00	$ 15.00
Reverse recapitalization, contingent consideration, equity, earnout period, stock price trigger two (in dollars per share)	17.50	17.50
Reverse recapitalization, contingent consideration, equity, earnout period, stock price trigger three (in dollars per share)	$ 20.00	$ 20.00
Reverse recapitalization, contingent consideration, equity, earnout period, threshold trading days | d	10	10
Reverse recapitalization, contingent consideration, equity, earnout period, threshold trading day period | d	20
Private Placement [Member]
Sale of stock, number of shares issued in transaction (in shares) | shares	7,500,000
Sale of stock, price per share (in dollars per share)	$ 10.00
Sale of stock, consideration received on transaction | $	$ 75,000
Chief Executive Officer [Member]
Recapitalization exchange ratio	0.4530
Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares	0.0028
Common Class A [Member] | Hims Stockholders [Member] | Parent Warrants [Member]
Shares (in shares) | shares	888,143
Common Class A [Member] | Hims Warrant Holders [Member] | Parent Warrants [Member]
Shares (in shares) | shares	3,443
Common Class A [Member] | Hims Option And R S U Holders [Member] | Parent Warrants Restricted Stock Units [Member]
Shares (in shares) | shares	35,000
Common Class A [Member] | Hims Inc [Member]
Common stock, par value (in dollars per share)				$ 0.000001
Common Class A [Member] | Chief Executive Officer [Member]
Common stock, par value (in dollars per share)	$ 0.0001
Common Class V [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Class V [Member] | Hims Inc [Member]
Common stock, par value (in dollars per share)				$ 0.000001
Common Class A And V [Member] | Common Stock [Member]
Recapitalization, contingent consideration, equity, exchange ratio	0.0443